LEASES (Tables)	12 Months Ended
Dec. 31, 2019
LEASES
Schedule of information about operating leases

For the years ended
December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	66,310
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	24,854
Weighted average remaining lease term
Operating leases	1.50
Weighted average discount rate
Operating leases	5.30%
Short-term lease cost	13,445

Schedule of maturity of operating lease liabilities

Years ending December 31:	RMB
2020	72,298
2021	45,015
2022	12,646
2023	997
2024	—
Thereafter	—
130,956
Less imputed interest	5,549
Total	125,407

Schedule of future minimum payments under non-cancelable operating leases

Future minimum payments under non‑cancelable operating leases related to offices consisted of the following at December 31, 2018:

Years ending December 31:	RMB
2019	106,357
2020	78,480
2021	35,302
2022 and thereafter	5,962
Total	226,101